Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CANTOR SELECT PORTFOLIOS TRUST
Entity Central Index Key	0001903606
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000250874
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Opportunity Fund
Class Name	Class A
Trading Symbol	ATGAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://equityopportunityfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$212	2.03%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Cantor Fitzgerald Equity Opportunity Fund (the “Fund”) Institutional shares Class (ATGAX) generated a 9.0% return, underperforming the 15.3% return of the CRSP (Center for Research in Security Prices) US Mid Cap Index. The underperformance of the Fund can be largely attributed to an economy showing robust growth with a resilient labor market, inflation that retreated from recent highs and the Federal Reserve reducing rates by 100 basis points during the year, public companies reporting relatively solid profitability, and investors’ appetite for developments related to Artificial Intelligence (AI). This resulted in sectors such as Financials, Utilities, and Information Technology (IT) posting the best returns in the benchmark. While the Fund had significant exposure to IT, it failed to offset the underexposure to Financials and Utilities during the year. Within the Fund, the Consumer Staples sector provided the best relative performance as underweight exposure at 1.2% compared to a 4.9% weight in the benchmark was beneficial. It was the second worst performing sector in the benchmark with a –7.5% return, thus the Fund’s underweight exposure resulted in a 0.8% positive relative performance. The discount retailer Dollar Tree, which was not held in the Fund, was a big contributor to the negative performance for the sector in the benchmark with the shares declining 47.0% during the year. The Fund’s holdings in the Communication Services sector were the largest contributor to negative relative performance. The Fund’s carried a large position in ZoomInfo that averaged a 4.1% weight in the portfolio for the year. The company, a provider of technology to facilitate remote meeting activities that were in great demand during the pandemic, declined 43.2% during the period, causing 2.6% of negative relative performance. Finally of note, the Fund was managed by Aquila Investment Management into the fourth quarter of the year. Cantor Fitzgerald Investment Advisors assumed management of the Fund starting October 18, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald Equity Opportunity Fund	Cantor Fitzgerald Equity Opportunity Fund - with load	S&P 500® Index
12/31/14	$10,000	$9,575	$10,000
12/31/15	$10,421	$9,978	$10,138
12/31/16	$11,030	$10,561	$11,351
12/31/17	$12,834	$12,288	$13,829
12/31/18	$11,378	$10,894	$13,223
12/31/19	$15,413	$14,758	$17,386
12/31/20	$16,552	$15,848	$20,585
12/31/21	$20,114	$19,259	$26,494
12/31/22	$17,048	$16,323	$21,696
12/31/23	$19,156	$18,342	$27,399
12/31/24	$20,888	$19,999	$34,254

Average Annual Return [Table Text Block]

	1 Year	5 Years	10 Years
Cantor Fitzgerald Equity Opportunity Fund
Without Load	9.04%	6.27%	7.64%
With Load	4.40%	5.35%	7.18%
S&P 500 Index	25.02%	14.53%	13.10%
CRSP MidCap Core Index	15.25%	9.86%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 78,593,470
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 922,917
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$78,593,470
Number of Portfolio Holdings	57
Advisory Fee	$922,917
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Money Market Funds	2.0%
REITs	2.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arista Networks Inc	4.9%
ROBLOX Corporation - Class A	4.6%
Elastic N.V.	4.3%
Illumina, Inc.	4.3%
DexCom, Inc.	4.2%
Coherent Corporation	3.9%
ARM Holdings plc - ADR	3.8%
Take-Two Interactive Software, Inc.	3.7%
Cadence Design Systems, Inc.	3.4%
WEC Energy Group, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://equityopportunityfund.cantorassetmanagement.com/ or upon request at (833) 764-2266.  As described more fully in Note 1 of the Annual Financial Statements for the Fund, effective as of the close of business on November 22, 2024, each Fund received all of the assets and liabilities of the corresponding fund of the Aquila Funds Trust (each, a “Predecessor Fund”) (the “Reorganization”). Each Predecessor Fund’s investment objective, policies, and limitations were substantially similar to those of the corresponding Fund, each with no operations before the Reorganization. For financial reporting purposes, the Predecessor Fund’s operating history before the Reorganization is reflected in the corresponding Fund’s financial statements and financial highlights.  On November 21, 2024, Tair Weller & Baker LLP (“Tait”) resigned as the independent registered public accounting firm of the Funds, and the AuditCommittee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds.  There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000250873
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Equity Opportunity Fund
Class Name	Institutional
Trading Symbol	ATGYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://equityopportunityfund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$180	1.72%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Cantor Fitzgerald Equity Opportunity Fund (the “Fund”) Institutional shares Class (ATGYX) generated a 9.5% return, underperforming the 15.3% return of the CRSP (Center for Research in Security Prices) US Mid Cap Index. The underperformance of the Fund can be largely attributed to an economy showing robust growth with a resilient labor market, inflation that retreated from recent highs and the Federal Reserve reducing rates by 100 basis points during the year,  public companies reporting relatively solid profitability, and investors’ appetite for developments related to Artificial Intelligence (AI). This resulted in sectors such as Financials, Utilities, and Information Technology (IT) posting the best returns in the benchmark. While the Fund had significant exposure to IT, it failed to offset the underexposure to Financials and Utilities during the year.  Within the Fund, the Consumer Staples sector provided the best relative performance as underweight exposure at 1.2% compared to a 4.9% weight in the benchmark was beneficial. It was the second worst performing sector in the benchmark with a –7.5% return, thus the Fund’s underweight exposure resulted in a 0.8% positive relative performance. The discount retailer Dollar Tree, which was not held in the Fund, was a big contributor to the negative performance for the sector in the benchmark with the shares declining 47.0% during the year. The Fund’s holdings in the Communication Services sector were the largest contributor to negative relative performance. The Fund’s carried a large position in ZoomInfo that averaged a 4.1% weight in the portfolio for the year. The company, a provider of technology to facilitate remote meeting activities that were in great demand during the pandemic, declined 43.2% during the period, causing 2.6% of negative relative performance.  Finally of note, the Fund was managed by Aquila Investment Management into the fourth quarter of the year. Cantor Fitzgerald Investment Advisors assumed management of the Fund starting October 18, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald Equity Opportunity Fund	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$10,452	$10,138
Dec-2016	$11,096	$11,351
Dec-2017	$12,949	$13,829
Dec-2018	$11,513	$13,223
Dec-2019	$15,646	$17,386
Dec-2020	$16,853	$20,585
Dec-2021	$20,541	$26,494
Dec-2022	$17,464	$21,696
Dec-2023	$19,677	$27,399
Dec-2024	$21,519	$34,254

Average Annual Return [Table Text Block]

	1 Year	5 Years	10 Years

Cantor Fitzgerald Equity Opportunity Fund	9.36%	6.58%	7.96%
S&P 500 Index	25.02%	14.53%	13.10%
CRSP MidCap Core Index	15.25%	9.86%	9.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 78,593,470
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 922,917
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$78,593,470
Number of Portfolio Holdings	57
Advisory Fee	$922,917
Portfolio Turnover	44%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.4%
Money Market Funds	2.0%
REITs	2.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Arista Networks Inc	4.9%
ROBLOX Corporation - Class A	4.6%
Elastic N.V.	4.3%
Illumina, Inc.	4.3%
DexCom, Inc.	4.2%
Coherent Corporation	3.9%
ARM Holdings plc - ADR	3.8%
Take-Two Interactive Software, Inc.	3.7%
Cadence Design Systems, Inc.	3.4%
WEC Energy Group, Inc.	3.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at https://equityopportunityfund.cantorassetmanagement.com/ or upon request at (833) 764-2266.  As described more fully in Note 1 of the Annual Financial Statements for the Fund, effective as of the close of business on November 22, 2024, each Fund received all of the assets and liabilities of the corresponding fund of the Aquila Funds Trust (each, a “Predecessor Fund”) (the “Reorganization”). Each Predecessor Fund’s investment objective, policies, and limitations were substantially similar to those of the corresponding Fund, each with no operations before the Reorganization. For financial reporting purposes, the Predecessor Fund’s operating history before the Reorganization is reflected in the corresponding Fund’s financial statements and financial highlights.  On November 21, 2024, Tair Weller & Baker LLP (“Tait”) resigned as the independent registered public accounting firm of the Funds, and the AuditCommittee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds.  There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000250877
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald High Income Fund
Class Name	Class A
Trading Symbol	ATPAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://highincomefund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.20%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Cantor Fitzgerald High Income Fund (the “Fund”) Class A (ATPAX) generated a 5.76% total return, underperforming the 8.19% return of the Bloomberg U.S. Corporate High Yield Index (the “High Yield Index or Index”). The underperformance of ATPAX in 2024 may be attributed to the strategy’s focus on higher quality credits and shorter duration, among other factors. After impressive performance in 2023, where the Index rose over 13% during the year, investors continued to be in a risk-taking mood, although most of the positive total return experienced in the High Yield sector was seen in the second half of the year. Investors had an insatiable demand for yield and underlying credit fundamentals remained stable to improving, making lower-rated credits the clear winner in 2024. Bonds rated CCC returned 15.1%, well out-pacing those rated BB (6.3%) and B-rated issues (7.4%). As the Fund maintained a very conservative risk profile related to credit quality throughout 2024, the average underweight position in CCC-rated issues during the period (3.6% vs. 10.9%) was a clear detraction to Fund performance. However, security selection in bonds rated single-B and BB provided some positive attribution, as Fund holdings rated B were up 7.8% vs. 7.6% for B-rated issuers in the Index. In addition, BB-rated Fund holdings increased 6.4% compared to the 6.2% for the Index. Finally, as the Fund’s weighted average duration remained at least a half-year shorter than the Index, the tightening in High Yield credit spreads provided a further detraction in performance in 2024. Throughout the year, the Option Adjusted Spread on the Index moved from 323 basis points (“bps”) to 287 bps, although the Yield-to-Worst only declined about 10 bps. Although the US Treasury market saw a rise in rates of about 60-90 bps across the yield curve since the Federal Reserve cut the Federal Funds rate in September, the risk-on tone, combined with favorable supply/demand dynamics in the High Yield market, provided some of the catalyst for credit spread tightening and another year of positive total return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald High Income Fund	Cantor Fitzgerald High Income Fund - with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
12/31/14	$10,000	$9,599	$10,000	$10,000
12/31/15	$10,358	$9,943	$10,055	$9,553
12/31/16	$10,898	$10,461	$10,321	$11,190
12/31/17	$11,475	$11,015	$10,687	$12,029
12/31/18	$11,327	$10,873	$10,688	$11,779
12/31/19	$12,138	$11,652	$11,620	$13,466
12/31/20	$13,077	$12,553	$12,492	$14,424
12/31/21	$13,543	$13,000	$12,299	$15,185
12/31/22	$12,800	$12,287	$10,699	$13,486
12/31/23	$13,945	$13,386	$11,291	$15,299
12/31/24	$14,748	$14,157	$11,432	$16,552

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cantor Fitzgerald High Income Fund
Without Load	5.76%	3.97%	3.96%
With Load	1.52%	3.13%	3.54%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield Index	8.19%	4.21%	5.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 59,517,214
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 75,016
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,517,214
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$75,016
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	98.1%
Money Market Funds	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rithm Capital Corporation 144A	3.6%
Transocean Titan Financing Ltd. 144A	3.0%
ViaSat, Inc. 144A	3.0%
QVC, Inc.	2.9%
Tutor Perini Corporation 144A	2.8%
Venture Global LNG, Inc. 144A	2.8%
OneMain Finance Corporation	2.7%
JB Poindexter & Co Inc 144A	2.7%
USA Compression Partners, L.P. / USA Compression 144A	2.6%
TransDigm, Inc. 144A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at Fund at https://highincomefund.cantorassetmanagement.com/ or upon request at (833) 764-2266.  As described more fully in Note 1 of the Annual Financial Statements for the Fund, effective as of the close of business on November 22, 2024, each Fund received all of the assets and liabilities of the corresponding fund of the Aquila Funds Trust (each, a “Predecessor Fund”) (the “Reorganization”). Each Predecessor Fund’s investment objective, policies, and limitations were substantially similar to those of the corresponding Fund, each with no operations before the Reorganization. For financial reporting purposes, the Predecessor Fund’s operating history before the Reorganization is reflected in the corresponding Fund’s financial statements and financial highlights. On November 21, 2024, Tair Weller & Baker LLP (“Tait”) resigned as the independent registered public accounting firm of the Funds, and the AuditCommittee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds.  There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000250878
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald High Income Fund
Class Name	Institutional
Trading Symbol	ATPYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 764-2266
Additional Information Website	https://highincomefund.cantorassetmanagement.com/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the year ended December 31, 2024, the Cantor Fitzgerald High Income Fund (the “Fund”) Institutional Class (ATPYX) generated a 5.97% total return, underperforming the 8.19% return of the Bloomberg U.S. Corporate High Yield Index (the “High Yield Index or Index”). The underperformance of ATPYX in 2024 may be attributed to the strategy’s focus on higher quality credits and shorter duration, among other factors. After impressive performance in 2023, where the Index rose over 13% during the year, investors continued to be in a risk-taking mood, although most of the positive total return experienced in the High Yield sector was seen in the second half of the year. Investors had an insatiable demand for yield and underlying credit fundamentals remained stable to improving, making lower-rated credits the clear winner in 2024. Bonds rated CCC returned 15.1%, well out-pacing those rated BB (6.3%) and B-rated issues (7.4%). As the Fund maintained a very conservative risk profile related to credit quality throughout 2024, the average underweight position in CCC-rated issues during the period (3.6% vs. 10.9%) was a clear detraction to Fund performance. However, security selection in bonds rated single-B and BB provided some positive attribution, as Fund holdings rated B were up 7.8% vs. 7.6% for B-rated issuers in the Index. In addition, BB-rated Fund holdings increased 6.4% compared to the 6.2% for the Index. Finally, as the Fund’s weighted average duration remained at least a half-year shorter than the Index, the tightening in High Yield credit spreads provided a further detraction in performance in 2024. Throughout the year, the Option Adjusted Spread on the Index moved from 323 basis points (“bps”) to 287 bps, although the Yield-to-Worst only declined about 10 bps. Although the US Treasury market saw a rise in rates of about 60-90 bps across the yield curve since the Federal Reserve cut the Federal Funds rate in September, the risk-on tone, combined with favorable supply/demand dynamics in the High Yield market, provided some of the catalyst for credit spread tightening and another year of positive total return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Cantor Fitzgerald High Income Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,377	$10,055	$9,553
Dec-2016	$10,953	$10,321	$11,190
Dec-2017	$11,556	$10,687	$12,029
Dec-2018	$11,431	$10,688	$11,779
Dec-2019	$12,273	$11,620	$13,466
Dec-2020	$13,233	$12,492	$14,424
Dec-2021	$13,732	$12,299	$15,185
Dec-2022	$13,005	$10,699	$13,486
Dec-2023	$14,213	$11,291	$15,299
Dec-2024	$15,063	$11,432	$16,552

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Cantor Fitzgerald High Income Fund	5.97%	4.18%	4.18%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield Index	8.19%	4.21%	5.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 59,517,214
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 75,016
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$59,517,214
Number of Portfolio Holdings	51
Advisory Fee (net of waivers)	$75,016
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	98.1%
Money Market Funds	1.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Rithm Capital Corporation 144A	3.6%
Transocean Titan Financing Ltd. 144A	3.0%
ViaSat, Inc. 144A	3.0%
QVC, Inc.	2.9%
Tutor Perini Corporation 144A	2.8%
Venture Global LNG, Inc. 144A	2.8%
OneMain Finance Corporation	2.7%
JB Poindexter & Co Inc 144A	2.7%
USA Compression Partners, L.P. / USA Compression 144A	2.6%
TransDigm, Inc. 144A	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at Fund at https://highincomefund.cantorassetmanagement.com/ or upon request at (833) 764-2266.  As described more fully in Note 1 of the Annual Financial Statements for the Fund, effective as of the close of business on November 22, 2024, each Fund received all of the assets and liabilities of the corresponding fund of the Aquila Funds Trust (each, a “Predecessor Fund”) (the “Reorganization”). Each Predecessor Fund’s investment objective, policies, and limitations were substantially similar to those of the corresponding Fund, each with no operations before the Reorganization. For financial reporting purposes, the Predecessor Fund’s operating history before the Reorganization is reflected in the corresponding Fund’s financial statements and financial highlights. On November 21, 2024, Tair Weller & Baker LLP (“Tait”) resigned as the independent registered public accounting firm of the Funds, and the AuditCommittee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds.  There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.